May 1, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Dreyfus Premier New Leaders Fund, Inc.
1933 Act File No. 2-88816
1940 Act File No. 811-3940

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of
Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 31 to the Registration Statement,
electronically filed with the Securities and Exchange Commission on April 26, 2006.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez
Paralegal